VESSELS UNDER FINANCE LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Finance Lease
Movements in the six months ended June 30, 2021 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance at December 31, 2020	777,939	(80,559)	697,380
Depreciation	—	(20,484)	(20,484)
Balance at June 30, 2021	777,939	(101,043)	676,896